ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

March 17, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
Post-Effective Amendment No. 265 to the Registration Statement on Form N-1A
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that the forms of the Prospectus and Statement of Additional Information, on behalf of Westwood LBRTY International Equity ETF, Westwood LBRTY Global Equity ETF, and Westwood LBRTY Emerging Markets Equity ETF, that would have been filed pursuant to paragraph (c) of Rule 497 for each of these series of the Trust would not have differed from those contained in Post-Effective Amendment No. 265 (SEC Accession No. 0001580642-25-001682) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on March 12, 2025.

Please direct any comments or questions to the undersigned at 513.577.1693. Thank you.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary of the Trust